Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2012	2011
Leasehold improvements	$758,126	$758,126
Furniture and office equipment	234,018	234,018
Computer and other equipment	1,397,012	1,409,580
	2,389,156	2,401,724
Less accumulated depreciation	(1,905,180)	(1,613,058)
Property and equipment, net	$483,976	$788,666

Depreciation expense for the years ended December 31, 2012 and 2011 was $0.3 million, $0.5 million, respectively. Depreciation and amortization expense for the year ended December 31, 2010 was $5.7 million. The Company recorded an impairment charge in 2010 of approximately $3.8 million associated with the closing of the Canadian operation upon the expiration of the Protexia® contract and of certain patents of approximately $0.8 million. These charges are included in depreciation and amortization in the accompanying 2010 consolidated statement of operations.